Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum	0.45%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	$ 5,481	$ 5,469
Royalty expense related to agreements	13,500	14,000	$ 16,800
Contingent obligation	179,400
Commitment under employment contract agreements	$ 6,200
Standard product warranty term	1 year
Recurring Basis
Loss Contingencies [Line Items]
Contingent obligation	$ 162,160	48,971
Recurring Basis | Level 3
Loss Contingencies [Line Items]
Contingent obligation	162,160	48,971
Pending Litigation
Loss Contingencies [Line Items]
Legal settlements accrued	800
Payment of legal settlement	5,400
Litigation Settlement
Loss Contingencies [Line Items]
Legal settlements accrued		$ 6,000	4,400
Legal settlement amount awarded			49,200
Legal settlement expense			45,300
License rights recognized			3,900
Payment of legal settlement			$ 44,800
Minimum | Pending Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	300
Maximum | Pending Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	2,200
Accrued and Other Current Liabilities
Loss Contingencies [Line Items]
Future license payments	10,000
Accrued and Other Current Liabilities | Recurring Basis | Level 3
Loss Contingencies [Line Items]
Contingent obligation, current	142,600
Other Long-Term Liabilities
Loss Contingencies [Line Items]
Future license payments	14,500
Other Long-Term Liabilities | Recurring Basis | Level 3
Loss Contingencies [Line Items]
Contingent obligation, noncurrent	$ 19,600